                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: __________

 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                11/13/2007

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $4,373,029
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1   28-06946             Brookside Capital Partners Fund, L.P.

2   28-06924             Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 09/30/07

                                                          Market
                                                        Value Long            Invesment   Other   Voting Authority
NAME OF ISSUER                 Title of Class   Cusip     x1000      SHARES   Discretion Managers       Sole       Shared None
--------------                 -------------- --------- ---------- ---------- ---------- -------- ---------------- ------ ----
ABERCROMBIE & FITCH CO         CL A           002896207 146,922.42  1,820,600    SOLE                    X
ABRAXIS BIOSCIENCE INC         COM            00383E106  33,998.57  1,489,206    SOLE                    X
ACE LTD                        ORD            G0070K103  51,484.50    850,000    SOLE                    X
ADAMS RESPIRATORY THERAPEUTI   COM            00635P107 115,472.04  2,996,161    SOLE                    X
AFLAC INC                      COM            001055102  76,633.24  1,343,500    SOLE                    X
ALEXION PHARMACEUTICALS INC    COM            015351109 146,587.50  2,250,000    SOLE                    X
ALLOT COMMUNICATIONS LTD       SHS            M0854Q105  18,900.14  3,150,024    SOLE                    X
AMDOCS LTD                     ORD            G02602103 122,092.87  3,282,949    SOLE                    X
AMERICAN STD COS INC DEL       COM            029712106  47,335.45  1,328,901    SOLE                    X
ARCELOR MITTAL STEEL           NY REGISTRY SH 03937E101  72,340.70    923,184    SOLE                    X
BANK OF NEW YORK MELLON CORP   COM            064058100  26,484.00    600,000    SOLE                    X
BIGBAND NETWORKS INC           COM            089750509   7,700.96  1,203,275    SOLE                    X
BLADELOGIC INC                 COM            09265M102  10,256.00    400,000    SOLE                    X
BROCADE COMMUNICATIONS SYS I   COM NEW        111621306 191,494.91 22,370,901    SOLE                    X
BURGER KING HLDGS INC          COM            121208201  33,010.85  1,295,051    SOLE                    X
CELANESE CORP DEL              COM SER A      150870103 164,170.16  4,211,651    SOLE                    X
CIENA CORP                     COM            171779309 101,398.81  2,662,784    SOLE                    X
COUGAR BIOTECHNOLOGY INC       COM            222083107  18,891.60    740,847    SOLE                    X
CVS CAREMARK CORPORATION       COM            126650100 312,519.92  7,885,943    SOLE                    X
DOMINOS PIZZA INC              COM            25754A201  24,626.59  1,484,424    SOLE                    X
DREAMWORKS ANIMATION SKG INC   CL A           26153C103  74,148.39  2,218,683    SOLE                    X
E M C CORP MASS                COM            268648102 290,373.20 13,960,250    SOLE                    X
E-HOUSE CHINA HLDGS LTD        ADR            26852W103  45,456.50  1,985,000    SOLE                    X
ELOYALTY CORP                  COM NEW        290151307   6,682.93    486,031    SOLE                    X
EMULEX CORP                    COM NEW        292475209  51,609.88  2,692,221    SOLE                    X
GOLDMAN SACHS GROUP INC        COM            38141G104  65,022.00    300,000    SOLE                    X
GREEN MTN COFFEE ROASTERS IN   COM            393122106  52,859.62  1,592,637    SOLE                    X
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206  36,395.19  1,505,800    SOLE                    X
HANSEN NAT CORP                COM            411310105  61,846.16  1,091,146    SOLE                    X
HUNT J B TRANS SVS INC         COM            445658107  44,537.97  1,693,459    SOLE                    X
INTERMUNE INC                  COM            45884X103   7,652.00    400,000    SOLE                    X
INTUIT                         COM            461202103  67,444.77  2,225,900    SOLE                    X
JAZZ PHARMACEUTICALS INC       COM            472147107      93.72      8,368    SOLE                    X
LIMITED BRANDS INC             COM            532716107  79,652.03  3,479,774    SOLE                    X
MARTHA STEWART LIVING OMNIME   CL A           573083102  10,372.58    890,350    SOLE                    X
MBIA INC                       COM            55262C100  57,997.50    950,000    SOLE                    X
MCAFEE INC                     COM            579064106  54,455.99  1,561,686    SOLE                    X
MERRILL LYNCH & CO INC         COM            590188108  71,280.00  1,000,000    SOLE                    X
MGI PHARMA INC                 COM            552880106 101,141.09  3,640,788    SOLE                    X
MICRO DEVICES INC              COM            007903107 166,993.20 12,651,000    SOLE                    X
MOVE INC COM                   COM            62458M108   4,672.72  1,693,013    SOLE                    X
MSC INDL DIRECT INC            CL A           553530106   3,885.77     76,809    SOLE                    X

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 09/30/07

                                                          Market
                                                        Value Long              Invesment   Other   Voting Authority
NAME OF ISSUER                 Title of Class   Cusip     x1000       SHARES    Discretion Managers       Sole       Shared None
--------------                 -------------- --------- ---------- ------------ ---------- -------- ---------------- ------ ----
MYLAN LABS INC                 COM            628530107  75,529.10    4,732,400    SOLE                    X
NET 1 UEPS TECHNOLOGIES INC    COM NEW        64107N206  44,235.21    1,628,090    SOLE                    X
NOKIA CORP                     SPONSORED ADR  654902204 146,876.34    3,872,300    SOLE                    X
OPNEXT INC                     COM            68375V105   7,989.02      688,709    SOLE                    X
PENNEY J C INC                 COM            708160106 180,477.76    2,848,000    SOLE                    X
QUALCOMM INC                   COM            747525103 293,736.67    6,950,702    SOLE                    X
RED HAT INC                    COM            756577102   8,779.26      441,835    SOLE                    X
STAPLES INC                    COM            855030102  70,176.73    3,265,553    SOLE                    X
STEEL DYNAMICS INC             COM            858119100   9,704.26      207,800    SOLE                    X
TEKELEC                        COM            879101103  82,235.21    6,796,298    SOLE                    X
THE9 LTD                       ADR            88337K104   9,502.00      275,500    SOLE                    X
TRANSOCEAN INC                 ORD            G90078109 152,190.74    1,346,225    SOLE                    X
VERTEX PHARMACEUTICALS INC     COM            92532F100 164,817.85    4,291,014    SOLE                    X
VMWARE INC                     CLA COM        928563402  27,625.00      325,000    SOLE                    X
VONAGE HLDGS CORP              COM            92886T201   5,553.40    5,391,648    SOLE                    X
WARNER MUSIC GROUP CORP        COM            934550104  16,705.81 1,654,040.91    SOLE                    X